UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 9.1%
AGL Energy, Ltd.	18,259	$298,781
Altium, Ltd.	4,204	63,887
Alumina, Ltd.	20,000	42,154
Amcor, Ltd.	5,650	63,250
AMP, Ltd.	7,605	19,233
ARB Corp., Ltd.	2,741	42,863
Aristocrat Leisure, Ltd.	8,007	191,791
Asaleo Care, Ltd.	27,800	14,472
Atlas Arteria, Ltd.	10,339	50,249
Atlassian Corp. PLC, Class A(1)	2,300	166,543
Aurizon Holdings, Ltd.	7,700	26,081
AusNet Services	69,165	83,819
Australian Pharmaceutical Industries, Ltd.	30,804	38,769
Beach Energy, Ltd.	78,606	111,529
Blackmores, Ltd.	519	57,198
BlueScope Steel, Ltd.	3,500	45,990
Boral, Ltd.	11,300	55,844
Brambles, Ltd.	17,422	127,953
Caltex Australia, Ltd.	4,560	110,315
carsales.com, Ltd.	7,072	73,328
Class, Ltd.	12,536	20,538
Cleanaway Waste Management, Ltd.	36,318	50,237
Coca-Cola Amatil, Ltd.	11,103	79,088
Cochlear, Ltd.	850	128,482
Commonwealth Bank of Australia	3,589	199,860
CSL, Ltd.	3,771	551,721
Dexus	10,420	78,174
DuluxGroup, Ltd.	5,657	32,190
Goodman Group	15,078	108,093
GPT Group (The)	11,738	45,081
GrainCorp, Ltd., Class A	7,142	39,359
GWA Group, Ltd.	11,241	27,329
Hansen Technologies, Ltd.	14,633	36,811
Harvey Norman Holdings, Ltd.	17,000	44,895
Incitec Pivot, Ltd.	11,120	31,354
Insurance Australia Group, Ltd.	5,685	33,985
Integrated Research, Ltd.	9,777	18,533
Investa Office Fund	13,624	52,242
InvoCare, Ltd.	2,407	25,384
James Hardie Industries PLC CDI	4,004	64,022
JB Hi-Fi, Ltd.	3,464	61,367
Link Administration Holdings, Ltd.	13,718	78,355
Metcash, Ltd.	29,937	58,528
Mirvac Group	41,842	71,021
Monash IVF Group, Ltd.	20,105	16,727
National Australia Bank, Ltd.	4,515	95,064

Security	Shares	Value
Navitas, Ltd.	9,965	$31,882
Newcrest Mining, Ltd.	2,354	37,817
Oil Search, Ltd.	19,405	129,446
Orica, Ltd.	4,147	54,172
Qantas Airways, Ltd.	19,011	95,020
REA Group, Ltd.	1,667	107,629
Rio Tinto, Ltd.	2,553	154,296
Scentre Group	37,835	119,880
South32, Ltd.	29,822	79,368
Southern Cross Media Group, Ltd.	63,616	59,632
Spark Infrastructure Group	66,000	112,915
SpeedCast International, Ltd.	16,723	77,041
Star Entertainment Group, Ltd. (The)	9,459	34,899
Stockland	22,834	70,557
Suncorp Group, Ltd.	5,267	58,604
Super Retail Group, Ltd.	4,935	33,913
Sydney Airport	17,791	93,499
Tabcorp Holdings, Ltd.	33,179	115,238
Technology One, Ltd.	10,774	39,589
Telstra Corp., Ltd.	108,271	228,305
Transurban Group	15,294	132,988
Vicinity Centres	33,285	65,942
Washington H. Soul Pattinson & Co., Ltd.	4,310	69,872
Wesfarmers, Ltd.	10,096	371,214
Westpac Banking Corp.	8,556	187,312
WiseTech Global, Ltd.	4,806	54,524
Woodside Petroleum, Ltd.	12,096	324,214

		$6,672,257

Austria — 1.1%
ams AG	546	$39,281
ANDRITZ AG	758	42,970
BUWOG AG	1,234	41,834
CA Immobilien Anlagen AG	1,063	37,163
Erste Group Bank AG	1,664	71,870
EVN AG	2,151	42,786
Lenzing AG	182	23,113
Oesterreichische Post AG	1,473	69,771
OMV AG	1,720	97,203
POLYTEC Holding AG	1,487	23,359
Rhi Magnesita NV	859	55,019
S IMMO AG	1,664	36,180
S&T AG	1,550	44,063
Telekom Austria AG	4,400	38,281
UNIQA Insurance Group AG	2,006	20,059
Verbund AG	2,690	106,061
Wienerberger AG	1,390	34,073

		$823,086

Belgium — 2.2%
Aedifica SA	624	$59,512
Ageas	1,164	62,431
Anheuser-Busch InBev SA/NV	2,330	237,110
Barco NV	627	88,995
Bekaert SA	1,080	30,336

Security	Shares	Value
bpost SA	3,481	$54,876
Cofinimmo	694	90,885
Colruyt SA	478	28,575
D’ieteren SA/NV	637	27,747
Econocom Group SA/NV	10,730	37,885
Elia System Operator SA/NV	938	58,456
Euronav SA	2,460	20,817
Groupe Bruxelles Lambert SA	378	40,154
Ion Beam Applications(1)	987	25,831
KBC Group NV	1,466	112,543
Proximus SA	4,820	118,134
Retail Estates NV	566	51,171
Solvay SA	549	75,213
Telenet Group Holding NV(1)	2,260	108,828
UCB SA	2,340	201,181
Umicore SA	1,892	110,725

		$1,641,405

Denmark — 2.1%
Carlsberg A/S, Class B	1,415	$170,703
Chr. Hansen Holding A/S	850	87,988
Coloplast A/S, Class B	493	53,771
Columbus AS	15,544	37,306
Danske Bank A/S	4,227	122,839
Dfds A/S	623	41,034
DSV A/S	969	81,181
ISS A/S	813	30,368
Novo Nordisk A/S, Class B	3,886	193,318
Novozymes A/S, Class B	2,980	156,911
Orsted A/S(2)	3,312	204,378
Pandora A/S	1,843	130,876
Ringkjoebing Landbobank A/S	652	36,852
Rockwool International A/S, Class B	97	38,839
Royal Unibrew A/S	1,034	86,124
Topdanmark A/S	972	41,746
Vestas Wind Systems A/S	658	42,461

		$1,556,695

Finland — 2.2%
Amer Sports Oyj	3,072	$98,502
Citycon Oyj	12,000	25,252
DNA Oyj	1,977	39,186
Elisa Oyj	2,351	102,083
Fortum Oyj	6,320	158,777
Huhtamaki Oyj	736	26,432
Kemira Oyj	2,727	35,795
Kesko Oyj, Class B	1,695	95,189
Kone Oyj, Class B	1,663	90,909
Neste Oyj	2,440	201,266
Nokia Oyj	23,544	127,789
Nokian Renkaat Oyj	1,252	54,297
Oriola Oyj, Series B	8,766	28,280
Orion Oyj, Class B	3,775	129,962
Raisio Oyj, Class V	7,000	29,451
Sampo Oyj, Class A	2,829	143,679

Security	Shares	Value
Technopolis Oyj	5,251	$23,743
Tieto Oyj	956	29,732
UPM-Kymmene Oyj	3,184	112,945
Uponor Oyj	1,630	24,786
Valmet Oyj	1,377	28,608

		$1,606,663

France — 8.8%
Air Liquide SA	4,757	$608,202
Airbus SE	1,329	164,489
Alten SA	634	62,920
Altran Technologies SA	1,910	18,175
Amundi SA(2)	408	28,113
Atos SE	823	110,280
AXA SA	4,600	115,907
BioMerieux	347	28,856
BNP Paribas SA	3,858	250,268
Bouygues SA	672	29,510
CNP Assurances	2,759	64,429
Danone SA	4,217	331,086
Dassault Systemes SE	1,150	171,470
Engie SA	24,589	397,077
Essilor International Cie Generale d’Optique SA	871	128,354
Eutelsat Communications SA	985	21,087
Gecina SA	713	121,455
Getlink	2,197	29,000
Hermes International	123	77,846
ICADE	757	73,294
Iliad SA	301	47,587
Ingenico Group SA	754	62,453
Kering SA	175	93,010
L’Oreal SA	1,182	288,847
Lagardere SCA	1,361	39,713
Legrand SA	560	41,103
LVMH Moet Hennessy Louis Vuitton SE	690	240,457
Mercialys SA	2,000	35,806
Nexity SA	1,000	61,532
Orange SA	29,727	506,599
Orpea	620	85,142
Rubis SCA	846	49,895
Safran SA	819	101,559
Sanofi	4,521	393,310
SCOR SE	1,284	49,952
Societe BIC SA	422	40,362
Sodexo SA	251	27,805
SOITEC(1)	430	36,743
Sopra Steria Group	268	47,404
Suez	5,207	73,658
Thales SA	600	78,765
Total SA	9,623	627,663
Ubisoft Entertainment SA(1)	564	62,164
Unibail-Rodamco-Westfield	1,203	267,067
Veolia Environnement SA	1,204	27,474
Vinci SA	1,159	116,621

Security	Shares	Value
Vivendi SA	3,183	$82,469
Wendel SA	200	29,126
Worldline SA(1)(2)	628	37,350

		$6,483,454

Germany — 8.9%
adidas AG	496	$109,662
ADO Properties SA(2)	1,356	77,353
Allianz SE	1,913	423,260
alstria office REIT AG	5,110	79,339
Aurubis AG	569	46,574
BASF SE	3,330	319,209
Bayer AG	3,016	335,763
Bechtle AG	400	35,917
Beiersdorf AG	1,213	141,398
Brenntag AG	492	29,521
Continental AG	340	78,355
Daimler AG	2,800	193,800
Deutsche Boerse AG	570	75,118
Deutsche Lufthansa AG	975	27,356
Deutsche Post AG	3,135	110,746
Deutsche Telekom AG	30,496	504,253
Deutsche Wohnen SE	4,814	234,371
E.ON SE	35,060	395,555
Freenet AG	2,009	57,575
Fresenius Medical Care AG & Co. KGaA	705	68,776
Fresenius SE & Co. KGaA	1,592	122,725
GEA Group AG	1,196	46,745
Gerresheimer AG	366	31,163
Grand City Properties SA	4,854	126,063
Henkel AG & Co. KGaA	1,237	132,647
Henkel AG & Co. KGaA, PFC Shares	2,602	326,520
Hugo Boss AG	356	32,101
Innogy SE(2)	2,800	124,408
KWS Saat SE	85	33,517
LEG Immobilien AG	1,088	122,374
Linde AG	1,079	225,889
MAN SE	432	48,496
Merck KGaA	695	71,443
MTU Aero Engines AG	316	67,010
Muenchener Rueckversicherungs-Gesellschaft AG	660	146,253
ProSiebenSat.1 Media SE	1,883	50,822
Puma SE	14	7,027
RWE AG, PFC Shares	1,810	38,296
SAP SE	3,623	421,666
Scout24 AG(2)	1,500	78,042
Siemens AG	2,194	309,659
Software AG	800	37,762
Symrise AG	358	32,359
Telefonica Deutschland Holding AG(2)	8,948	39,188
TLG Immobilien AG	3,290	86,001
TUI AG	2,680	57,332
Uniper SE	3,875	120,993
United Internet AG	1,400	75,308

Security	Shares	Value
Volkswagen AG	330	$56,938
Wirecard AG	366	68,469
Zalando SE(1)(2)	820	47,044

		$6,528,161

Hong Kong — 4.5%
AIA Group, Ltd.	15,600	$136,555
ASM Pacific Technology, Ltd.	7,800	93,863
China Regenerative Medicine International, Ltd.(1)	1,025,000	14,632
Chow Sang Sang Holdings International, Ltd.	13,000	22,837
CK Asset Holdings, Ltd.	10,000	76,585
CK Infrastructure Holdings, Ltd.	13,000	96,503
CLP Holdings, Ltd.	23,500	268,627
Esprit Holdings, Ltd.(1)	27,800	7,522
First Pacific Co., Ltd.	106,000	49,254
G-Resources Group, Ltd.(1)	1,212,000	14,225
Global Cord Blood Corp.	5,000	39,050
Hang Lung Group, Ltd.	6,000	17,754
Hang Seng Bank, Ltd.	5,200	141,711
HC Group, Inc.	31,000	17,414
Henderson Land Development Co., Ltd.	6,600	36,864
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	34,700
HKBN, Ltd.	55,000	85,218
HKT Trust and HKT, Ltd.	85,000	113,826
Hong Kong & China Gas Co., Ltd.	84,700	172,954
Hong Kong Exchanges and Clearing, Ltd.	6,400	189,667
Hongkong Land Holdings, Ltd.	13,000	94,667
Hysan Development Co., Ltd.	7,000	38,379
I-CABLE Communications, Ltd.(1)	3,065	51
Jardine Matheson Holdings, Ltd.	2,400	162,501
Jardine Strategic Holdings, Ltd.	3,000	119,843
Johnson Electric Holdings, Ltd.	7,875	23,342
Kerry Properties, Ltd.	10,000	50,728
KuangChi Science, Ltd.(1)	120,000	13,635
Landing International Development, Ltd.(1)	38,400	38,092
Li & Fung, Ltd.	80,000	27,129
Link REIT	11,500	114,104
MGM China Holdings, Ltd.	31,200	67,291
MTR Corp., Ltd.	19,000	106,643
New World Development Co., Ltd.	21,000	29,944
NWS Holdings, Ltd.	42,000	75,916
Sands China, Ltd.	10,400	53,734
Shangri-La Asia, Ltd.	22,000	36,105
Shunten International Holdings, Ltd.(1)	128,000	4,969
Sino Land Co., Ltd.	22,000	37,822
SJM Holdings, Ltd.	60,000	73,066
Swire Pacific, Ltd., Class A	4,000	43,443
Techtronic Industries Co., Ltd.	19,000	105,962
Television Broadcasts, Ltd.	14,600	45,326
Town Health International Medical Group, Ltd.(3)	266,000	11,692
Vitasoy International Holdings, Ltd.	38,000	135,400
VTech Holdings, Ltd.	7,100	79,576
Yuan Heng Gas Holdings, Ltd.(1)	280,000	27,114
Yue Yuen Industrial Holdings, Ltd.	10,500	28,252

		$3,274,487

Security	Shares	Value
Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$246,855
C&C Group PLC	10,000	40,186
Cairn Homes PLC(1)	18,600	36,972
CRH PLC	6,262	214,178
DCC PLC	1,409	130,357
Grafton Group PLC	9,729	97,620
Hibernia REIT PLC	44,450	75,642
ICON PLC(1)	1,212	168,662
Irish Residential Properties REIT PLC	42,500	68,250
Kerry Group PLC, Class A	1,947	206,757
Paddy Power Betfair PLC	1,739	189,659
Smurfit Kappa Group PLC	1,300	53,417
UDG Healthcare PLC	8,000	88,076

		$1,616,631

Israel — 2.3%
Amot Investments, Ltd.	5,499	$27,736
Azrieli Group, Ltd.	1,066	51,058
Bank Hapoalim B.M.	15,152	107,159
Bezeq The Israeli Telecommunication Corp., Ltd.	112,262	118,935
Check Point Software Technologies, Ltd.(1)	925	104,220
Delek Automotive Systems, Ltd.	4,964	26,240
Delta-Galil Industries, Ltd.	2,301	66,504
Elbit Systems, Ltd.	1,014	121,745
Electra, Ltd.	173	39,943
Frutarom Industries, Ltd.	2,095	211,760
Israel Discount Bank, Ltd., Series A	10,120	31,992
Jerusalem Oil Exploration(1)	620	31,277
Kenon Holdings, Ltd.	672	10,709
Melisron, Ltd.	729	28,652
Mizrahi Tefahot Bank, Ltd.	1,469	28,567
Nice, Ltd.(1)	490	53,495
Oil Refineries, Ltd.	139,185	64,111
Orbotech, Ltd.(1)	716	45,996
Paz Oil Co., Ltd.	464	66,228
Reit 1, Ltd.	7,407	29,059
Sella Capital Real Estate, Ltd.	15,640	26,715
Shufersal, Ltd.	14,250	86,084
SodaStream International, Ltd.(1)	500	43,650
Teva Pharmaceutical Industries, Ltd. ADR	10,467	250,580

		$1,672,415

Italy — 4.4%
Amplifon SpA	4,872	$108,657
Ansaldo STS SpA(1)	2,606	38,402
Assicurazioni Generali SpA	4,184	74,195
Atlantia SpA	4,194	124,229
Beni Stabili SpA SIIQ	54,219	47,726
Brembo SpA	2,325	31,823
Buzzi Unicem SpA	3,523	77,487
CIR SpA	19,905	24,135
Davide Campari-Milano SpA	18,866	158,919
De’Longhi SpA	1,200	35,256

Security	Shares	Value
Ei Towers SpA	3,089	$205,686
Enav SpA(2)	5,849	30,126
Enel SpA	41,440	230,859
ENI SpA	14,674	282,453
EXOR NV	600	39,359
Ferrari NV	868	115,204
Infrastrutture Wireless Italiane SpA(2)	25,801	211,018
International Game Technology PLC	1,216	30,741
Interpump Group SpA	778	24,456
Intesa Sanpaolo SpA	41,731	127,890
Italgas SpA	7,381	42,455
Italmobiliare SpA	1,360	32,513
Leonardo SpA	4,673	55,829
Luxottica Group SpA	1,065	72,007
Mediobanca Banca di Credito Finanziario SpA	2,651	27,450
Moncler SpA	1,030	45,396
Parmalat SpA	9,525	32,926
Poste Italiane SpA(2)	5,564	51,764
Prada SpA	6,900	32,878
Prysmian SpA	1,409	35,992
Recordati SpA	3,982	148,402
Reply SpA	996	67,275
Snam SpA	11,522	49,482
STMicroelectronics NV	15,684	338,713
Tenaris SA	3,146	57,634
Terna Rete Elettrica Nazionale SpA	12,961	72,603
UnipolSai Assicurazioni SpA	10,716	24,356

		$3,206,296

Japan — 13.1%
Activia Properties, Inc.	6	$26,788
Aeon Mall Co., Ltd.	1,800	31,534
Air Water, Inc.	2,000	36,561
Aisin Seiki Co., Ltd.	1,000	46,642
Ajinomoto Co., Inc.	2,100	37,181
ANA Holdings, Inc.	1,100	40,393
Asahi Group Holdings, Ltd.	1,500	72,907
Asahi Intecc Co., Ltd.	1,000	38,257
Asahi Kasei Corp.	6,000	80,202
Astellas Pharma, Inc.	5,600	91,341
Bandai Namco Holdings, Inc.	1,300	52,011
Bridgestone Corp.	900	35,502
Canon, Inc.	3,000	97,333
Central Japan Railway Co.	200	41,656
Chiba Bank, Ltd. (The)	4,000	28,554
Chugai Pharmaceutical Co., Ltd.	1,500	76,299
Chugoku Electric Power Co., Inc. (The)	4,500	59,213
Citizen Watch Co., Ltd.	4,100	27,006
Concordia Financial Group, Ltd.	11,700	62,907
Credit Saison Co., Ltd.	1,400	21,856
Daicel Corp.	3,400	37,459
Daido Steel Co., Ltd.	700	34,570
Daikin Industries, Ltd.	500	59,765
Daishi Bank, Ltd. (The)	900	38,194

Security	Shares	Value
Daito Trust Construction Co., Ltd.	400	$67,027
Daiwa House Industry Co., Ltd.	3,100	113,043
Daiwa House REIT Investment Corp.	23	56,896
Daiwa Securities Group, Inc.	7,000	40,827
Denso Corp.	1,000	49,465
Dentsu, Inc.	1,000	41,991
East Japan Railway Co.	600	56,119
Eisai Co., Ltd.	1,500	129,138
FamilyMart UNY Holdings Co., Ltd.	500	46,660
Fancl Corp.	1,100	57,768
FANUC Corp.	300	60,492
Fast Retailing Co., Ltd.	100	43,796
Frontier Real Estate Investment Corp.	8	32,199
FUJIFILM Holdings Corp.	1,000	41,275
Fukuoka Financial Group, Inc.	7,000	38,312
GLP J-REIT	28	29,928
Gunma Bank, Ltd. (The)	5,000	26,622
Hankyu Hanshin Holdings, Inc.	1,000	39,824
Hirose Electric Co., Ltd.	315	38,408
Hisamitsu Pharmaceutical Co., Inc.	400	29,281
Hulic Co., Ltd.	4,000	39,255
Idemitsu Kosan Co., Ltd.	2,600	117,118
Ito En, Ltd.	800	35,747
ITOCHU Corp.	3,300	58,596
Iyo Bank, Ltd. (The)	4,600	31,750
Japan Airlines Co., Ltd.	900	33,223
Japan Exchange Group, Inc.	2,100	37,355
Japan Hotel REIT Investment Corp.	63	46,198
Japan Prime Realty Investment Corp.	11	39,631
Japan Real Estate Investment Corp.	6	31,428
Japan Retail Fund Investment Corp.	31	56,639
Japan Tobacco, Inc.	3,200	91,071
JXTG Holdings, Inc.	31,100	228,007
Kajima Corp.	4,000	31,209
Kakaku.com, Inc.	1,900	40,015
Kamigumi Co., Ltd.	1,500	31,425
Kansai Electric Power Co., Inc. (The)	8,600	122,425
Kao Corp.	1,200	87,662
KDDI Corp.	16,800	467,659
Kenedix Office Investment Corp.	6	36,392
Keyence Corp.	200	105,794
Kikkoman Corp.	700	33,223
Kintetsu Group Holdings Co., Ltd.	800	31,835
Kirin Holdings Co., Ltd.	3,200	81,924
Kuraray Co., Ltd.	2,500	35,335
Kyocera Corp.	1,100	64,020
KYORIN Holdings, Inc.	1,400	28,506
Kyowa Hakko Kirin Co., Ltd.	2,000	38,001
Kyushu Electric Power Co., Inc.	4,800	56,566
Lawson, Inc.	300	18,015
Leopalace21 Corp.	4,200	23,079
Lion Corp.	2,100	38,024
LIXIL Group Corp.	1,500	30,747

Security	Shares	Value
M3, Inc.	1,200	$45,758
Makita Corp.	1,000	44,986
Marubeni Corp.	7,000	53,443
Maruichi Steel Tube, Ltd.	1,200	41,347
Megmilk Snow Brand Co., Ltd.	1,400	34,932
MEIJI Holdings Co., Ltd.	500	39,318
Miraca Holdings, Inc.	1,300	37,781
Mitsubishi Motors Corp.	6,600	50,456
Mitsui & Co., Ltd.	3,900	65,364
Mizuho Financial Group, Inc.	52,600	91,434
Mori Hills REIT Investment Corp.	25	30,901
MS&AD Insurance Group Holdings, Inc.	1,800	55,133
NEC Corp.	1,500	41,671
NH Foods, Ltd.	1,000	39,811
Nikon Corp.	1,500	25,321
Nintendo Co., Ltd.	300	101,456
Nippon Accommodations Fund, Inc.	8	37,879
Nippon Building Fund, Inc.	7	38,972
Nippon Electric Glass Co., Ltd.	1,000	32,320
Nippon Prologis REIT, Inc.	26	52,622
Nippon Shinyaku Co., Ltd.	600	34,153
Nippon Shokubai Co., Ltd.	600	42,897
Nippon Steel & Sumitomo Metal Corp.	3,000	59,830
Nippon Telegraph & Telephone Corp.	3,400	157,262
Nissan Chemical Corp.	900	40,348
Nissan Motor Co., Ltd.	4,100	38,782
Nisshin Seifun Group, Inc.	2,400	47,028
Nissin Foods Holdings Co., Ltd.	400	27,598
Nitori Holdings Co., Ltd.	400	60,283
Nomura Real Estate Master Fund, Inc.	43	60,929
Nomura Research Institute, Ltd.	700	33,640
NTT Data Corp.	2,500	28,477
NTT DoCoMo, Inc.	14,700	378,450
Okinawa Electric Power Co., Inc. (The)	2,612	56,899
Omron Corp.	700	31,681
Ono Pharmaceutical Co., Ltd.	2,500	59,073
Oriental Land Co., Ltd.	700	76,114
ORIX Corp.	3,900	63,170
Orix JREIT, Inc.	34	53,022
Osaka Gas Co., Ltd.	6,100	117,396
Otsuka Holdings Co., Ltd.	1,800	83,125
Rakuten, Inc.	3,000	21,149
Recruit Holdings Co., Ltd.	2,300	63,023
Resona Holdings, Inc.	6,500	36,970
Ricoh Co., Ltd.	4,000	39,050
Rinnai Corp.	600	51,963
San-Ai Oil Co., Ltd.	4,000	51,339
Sekisui House, Ltd.	2,000	34,091
Shimano, Inc.	300	43,262
Shin-Etsu Chemical Co., Ltd.	1,400	141,626
Shionogi & Co., Ltd.	1,100	60,041
Shizuoka Bank, Ltd. (The)	5,000	46,213
Showa Shell Sekiyu K.K.	3,400	55,802

Security	Shares	Value
Sompo Holdings, Inc.	1,600	$65,031
Sumitomo Corp.	1,600	26,347
Sumitomo Metal Mining Co., Ltd.	1,300	46,731
Sumitomo Mitsui Financial Group, Inc.	2,900	115,094
Suntory Beverage & Food, Ltd.	900	38,287
Suzuki Motor Corp.	1,000	58,818
T&D Holdings, Inc.	2,400	35,861
Taiheiyo Cement Corp.	700	22,118
Taisho Pharmaceutical Holdings Co., Ltd.	600	67,968
Takeda Pharmaceutical Co., Ltd.	2,400	101,335
TEIJIN, Ltd.	1,400	26,148
Terumo Corp.	1,100	60,430
Toho Gas Co., Ltd.	800	27,331
Tohoku Electric Power Co., Inc.	6,300	80,229
Tokio Marine Holdings, Inc.	1,700	80,879
Tokyo Electron, Ltd.	400	70,120
Tokyo Gas Co., Ltd.	3,800	92,817
Tokyu Corp.	2,000	34,433
Toppan Printing Co., Ltd.	4,000	30,777
Toray Industries, Inc.	6,100	47,274
Toshiba Corp.(1)	18,000	55,003
Tosoh Corp.	2,500	40,833
Toyo Ink SC Holdings Co., Ltd.	1,400	38,336
Toyo Suisan Kaisha, Ltd.	1,000	36,195
Toyobo Co., Ltd.	1,800	30,469
Toyota Motor Corp.	3,200	210,340
Trend Micro, Inc.	600	35,452
Ube Industries, Ltd.	1,100	29,610
United Urban Investment Corp.	36	55,977
West Japan Railway Co.	400	27,964
Yahoo! Japan Corp.	11,200	42,612
Yakult Honsha Co., Ltd.	600	43,266
Yamato Holdings Co., Ltd.	2,000	57,967
Yamato Kogyo Co., Ltd.	1,000	31,186
Yamazaki Baking Co., Ltd.	2,000	49,734
Yaskawa Electric Corp.	1,000	33,071
Zeon Corp.	3,000	33,988

		$9,596,698

Netherlands — 4.5%
Aalberts Industries NV	1,153	$52,247
ABN AMRO Group NV(2)	1,800	49,817
Accell Group	1,483	30,873
Akzo Nobel NV	2,626	242,540
ALTICE EUROPE NV, Class B(1)	2,034	6,760
AMG Advanced Metallurgical Group NV	1,350	79,705
ASM International NV	820	47,206
ASML Holding NV	2,086	446,755
ASR Nederland NV	1,620	72,473
Cimpress NV(1)	241	35,203
Corbion NV	2,072	70,943
Eurocommercial Properties NV	1,255	53,093
Gemalto NV(1)	831	48,476
GrandVision NV(2)	1,280	29,384

Security	Shares	Value
IMCD NV	840	$61,029
ING Groep NV	16,339	249,770
InterXion Holding NV(1)	1,208	78,375
Koninklijke Ahold Delhaize NV	7,922	201,462
Koninklijke KPN NV	47,300	136,755
Koninklijke Philips NV	7,183	315,330
Koninklijke Vopak NV	1,452	68,297
NN Group NV	1,302	57,519
QIAGEN NV(1)	2,618	94,920
RELX NV	4,504	97,956
Signify NV(2)	769	21,294
TKH Group NV	800	50,000
TomTom NV(1)	3,382	34,539
Unilever NV	8,558	493,719
Wolters Kluwer NV	2,003	120,618

		$3,347,058

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	10,259	$73,272
Air New Zealand, Ltd.	10,500	23,240
Auckland International Airport, Ltd.	12,240	55,728
Contact Energy, Ltd.	17,100	67,418
Fisher & Paykel Healthcare Corp., Ltd.	3,630	36,655
Fletcher Building, Ltd.	21,151	101,358
Goodman Property Trust	27,739	28,109
Heartland Bank, Ltd.	35,752	41,677
Kiwi Property Group, Ltd.	28,800	26,640
Mercury NZ, Ltd.	13,643	31,265
Precinct Properties New Zealand, Ltd.	27,851	26,209
Ryman Healthcare, Ltd.	3,670	30,453
SKYCITY Entertainment Group, Ltd.	14,241	38,470
Spark New Zealand, Ltd.	30,063	79,378
Summerset Group Holdings, Ltd.	7,300	38,506
Trade Me, Ltd.	8,490	28,099
Z Energy, Ltd.	13,924	68,189

		$794,666

Norway — 2.2%
Atea ASA	6,274	$89,677
Austevoll Seafood ASA	4,763	69,371
Borregaard ASA	1,881	17,857
DNB ASA	6,391	128,694
Entra ASA(2)	6,540	95,493
Equinor ASA	7,438	197,346
Europris ASA(2)	9,810	25,523
Gjensidige Forsikring ASA	1,701	27,303
Golar LNG, Ltd.	1,000	26,010
Kongsberg Automotive ASA(1)	23,898	27,828
Kongsberg Gruppen ASA	1,873	38,038
Marine Harvest ASA	4,027	88,055
Nordic Nanovector ASA(1)	2,000	15,642
Nordic Semiconductor ASA(1)	8,916	53,745
Norsk Hydro ASA	5,972	34,064
Norwegian Air Shuttle ASA(1)	1,425	41,739

Security	Shares	Value
Salmar ASA	1,386	$70,719
Schibsted ASA, Class B	3,350	108,606
SpareBank 1 SMN	3,485	36,453
Telenor ASA	8,446	165,221
Tomra Systems ASA	4,059	83,824
Veidekke ASA	3,444	33,799
XXL ASA(2)	5,557	34,085
Yara International ASA	2,707	119,357

		$1,628,449

Portugal — 1.1%
Banco Comercial Portugues SA(1)	332,057	$103,991
CTT-Correios de Portugal SA	18,519	65,048
EDP-Energias de Portugal SA	23,100	94,244
Galp Energia SGPS SA, Class B	9,466	194,414
Jeronimo Martins SGPS SA	7,890	117,238
Navigator Co. SA (The)	19,411	110,705
NOS SGPS SA	22,214	129,388
Pharol SGPS SA(1)	43,046	11,589

		$826,617

Singapore — 2.1%
Ascendas Real Estate Investment Trust	23,500	$47,557
BOC Aviation, Ltd.(2)	5,700	35,903
CapitaLand Commercial Trust, Ltd.	20,500	26,406
CapitaLand Mall Trust	15,800	25,115
ComfortDelGro Corp., Ltd.	14,100	24,372
DBS Group Holdings, Ltd.	6,700	131,825
Ezion Holdings, Ltd.(1)	160,000	9,567
First Resources, Ltd.	21,600	25,572
Flex, Ltd.(1)	7,457	104,100
Genting Singapore, Ltd.	146,700	137,934
Hutchison Port Holdings Trust	44,000	11,238
IGG, Inc.	20,000	25,918
Keppel Infrastructure Trust	95,400	36,464
Mapletree Commercial Trust	29,000	34,537
Mapletree Logistics Trust	30,900	28,617
Raffles Medical Group, Ltd.	38,400	31,625
Sheng Siong Group, Ltd.	43,800	34,434
Singapore Airlines, Ltd.	4,000	29,025
Singapore Airport Terminal Services, Ltd.	7,300	27,872
Singapore Exchange, Ltd.	7,000	38,317
Singapore Post, Ltd.	26,100	25,726
Singapore Press Holdings, Ltd.	41,000	87,781
Singapore Technologies Engineering, Ltd.	29,000	72,963
Singapore Telecommunications, Ltd.	80,100	189,037
Suntec Real Estate Investment Trust	27,000	36,579
United Overseas Bank, Ltd.	4,500	89,485
Venture Corp., Ltd.	3,600	44,268
Wilmar International, Ltd.	75,000	172,728

		$1,584,965

Spain — 4.3%
Acerinox SA	2,900	$41,916
Aena SME SA(2)	425	77,169

Security	Shares	Value
Almirall SA	2,800	$40,067
Amadeus IT Group SA	4,056	346,001
Banco Bilbao Vizcaya Argentaria SA	14,580	106,808
Banco de Sabadell SA	40,257	67,019
Bankia SA	3,739	14,698
Bankinter SA	3,250	31,347
CaixaBank SA	13,396	61,633
Cellnex Telecom SA(2)	1,600	42,519
Cia de Distribucion Integral Logista Holdings SA	1,300	30,797
Coca-Cola European Partners PLC	5,400	222,696
Ebro Foods SA	2,380	51,511
Enagas SA	2,600	72,687
Endesa SA	1,800	41,624
Ercros SA	10,000	57,090
Gestamp Automocion SA(2)	4,749	35,791
Grifols SA	5,371	155,969
Grifols SA ADR	5,800	120,524
Iberdrola SA	29,908	232,531
Industria de Diseno Textil SA	7,411	242,863
Inmobiliaria Colonial Socimi SA	16,165	173,987
Lar Espana Real Estate Socimi SA	5,104	54,280
Neinor Homes SA(1)(2)	1,425	26,957
Prosegur Cash SA(2)	10,000	26,894
Prosegur Cia de Seguridad SA	4,500	29,936
Red Electrica Corp. SA	2,965	62,844
Repsol SA	13,007	257,986
Siemens Gamesa Renewable Energy SA	3,710	52,333
Telefonica SA	29,253	262,853
Tubacex SA(1)	12,500	46,023
Viscofan SA	706	48,697

		$3,136,050

Sweden — 4.5%
Alfa Laval AB	2,000	$54,979
Arjo AB, Class B	4,020	13,629
Assa Abloy AB, Class B	2,883	56,912
Atlas Copco AB, Class B	1,157	30,322
Attendo AB(2)	5,579	50,465
Axfood AB	2,772	56,121
BillerudKorsnas AB	5,767	68,708
BioGaia AB, Class B	921	45,192
Bonava AB, Class B	2,000	26,191
Capio AB(2)	6,000	35,774
Castellum AB	6,400	115,444
Catena Media PLC(1)	2,273	29,916
Com Hem Holding AB	3,895	69,590
Dometic Group AB(2)	3,500	33,956
Elekta AB, Class B	13,663	191,831
Epiroc AB, Class B(1)	1,157	12,261
Essity Aktiebolag, Class B	7,154	178,954
Fabege AB	9,116	129,113
Getinge AB, Class B	6,248	67,170
Granges AB	4,911	61,478
Hennes & Mauritz AB, Class B	8,337	129,804

Security	Shares	Value
Hexpol AB	5,839	$62,808
Holmen AB, Class B	1,298	28,893
Hufvudstaden AB, Class A	4,938	76,405
Industrivarden AB, Class C	2,456	51,730
Kindred Group PLC SDR	3,604	46,511
Kungsleden AB	6,500	52,427
Lundin Petroleum AB	4,713	155,395
Modern Times Group MTG AB, Class B	1,265	46,457
Mycronic AB	2,681	27,319
NetEnt AB	6,918	29,576
Nordea Bank AB	10,249	108,925
Securitas AB, Class B	1,900	34,185
Skanska AB, Class B	1,238	23,287
SKF AB, Class B	2,244	46,070
Starbreeze AB(1)	28,345	28,957
Svenska Cellulosa AB SCA, Class B	9,048	93,619
Svenska Handelsbanken AB, Class A	5,337	65,925
Swedbank AB, Class A	4,442	105,041
Swedish Match AB	2,446	133,716
Telefonaktiebolaget LM Ericsson, Class B	27,249	213,911
Telia Co. AB	58,664	282,184
Trelleborg AB, Class B	1,700	35,398
Volvo AB, Class B	3,350	58,789
Wihlborgs Fastigheter AB	3,094	36,802

		$3,302,140

Switzerland — 9.2%
Allreal Holding AG	417	$64,879
ALSO Holding AG	375	40,987
Ascom Holding AG	1,636	29,733
Baloise Holding AG	509	79,373
Banque Cantonale Vaudoise	57	42,615
BKW AG	600	40,500
Burckhardt Compression Holdings AG	140	50,910
Cembra Money Bank AG	670	61,448
Clariant AG	6,883	164,582
Comet Holding AG	338	33,407
Compagnie Financiere Richemont SA, Class A	6,655	582,837
Daetwyler Holding AG, Bearer Shares	260	48,059
DKSH Holding AG	352	25,733
dormakaba Holding AG	30	19,223
Emmi AG	57	46,751
Ems-Chemie Holding AG	178	114,164
Flughafen Zurich AG	187	39,129
Forbo Holding AG	20	31,622
Geberit AG	233	103,749
Georg Fischer AG	32	41,288
Givaudan SA	143	334,721
Helvetia Holding AG	85	50,237
Inficon Holding AG	86	40,241
Intershop Holding AG	78	39,782
Julius Baer Group, Ltd.	1,336	73,292
Komax Holding AG	194	54,327
Kuehne & Nagel International AG	665	106,134

Security	Shares	Value
Landis+Gyr Group AG	700	$44,671
Mobimo Holding AG	139	34,491
Nestle SA	10,507	856,251
Novartis AG	5,726	480,536
Panalpina Welttransport Holding AG	330	47,113
Pargesa Holding SA, Bearer Shares	850	70,997
Partners Group Holding AG	131	99,411
Roche Holding AG PC	1,904	467,711
Schindler Holding AG	219	49,542
Schindler Holding AG PC	257	59,848
SFS Group AG	327	38,702
SGS SA	46	119,906
Sika AG	2,460	349,291
Sulzer AG	480	58,875
Swatch Group AG (The)	1,526	125,585
Swatch Group AG (The), Bearer Shares	442	197,835
Swiss Life Holding AG	201	72,074
Swiss Prime Site AG	1,677	153,684
Swiss Re AG	2,119	194,277
Swisscom AG	617	289,679
Temenos AG	1,500	241,427
Valiant Holding AG	270	28,821
Valora Holding AG	105	32,281
VAT Group AG(2)	295	38,730
Zehnder Group AG	691	30,062
Zurich Insurance Group AG	620	190,123

		$6,731,646

United Kingdom — 8.8%
Antofagasta PLC	2,458	$32,281
AstraZeneca PLC	5,156	396,889
Aveva Group PLC	886	30,568
Aviva PLC	5,903	38,687
Babcock International Group PLC	3,446	32,302
BAE Systems PLC	8,600	73,619
Bellway PLC	623	23,816
Berkeley Group Holdings PLC	552	27,018
BHP Billiton PLC	5,162	118,797
Big Yellow Group PLC	2,400	29,942
British American Tobacco PLC	3,257	179,045
Bunzl PLC	1,400	41,600
Cairn Energy PLC(1)	15,590	49,968
Carnival PLC	457	26,528
Cineworld Group PLC	5,166	18,346
Compass Group PLC	5,483	117,936
Cranswick PLC	994	42,751
Croda International PLC	474	31,979
Direct Line Insurance Group PLC	5,000	22,559
easyJet PLC	1,560	33,129
Elementis PLC	6,330	21,567
Essentra PLC	5,799	36,586
Experian PLC	2,631	64,597
Ferguson PLC	689	54,336
Fidessa Group PLC	1,027	51,963

Security	Shares	Value
Fresnillo PLC	2,137	$29,106
G4S PLC	8,907	32,238
GlaxoSmithKline PLC	12,020	249,658
Grainger PLC	8,331	33,462
Great Portland Estates PLC	4,065	38,124
Halma PLC	4,420	81,537
Hammerson PLC	6,763	46,253
Howden Joinery Group PLC	5,263	32,949
HSBC Holdings PLC	21,196	202,979
Imperial Brands PLC	1,796	68,783
Informa PLC	3,032	31,407
Inmarsat PLC	10,117	75,593
Intertek Group PLC	543	41,888
John Wood Group PLC	5,609	47,855
Johnson Matthey PLC	1,560	76,858
Just Eat PLC(1)	4,768	49,562
Kcom Group PLC	18,722	22,979
Kingfisher PLC	14,750	57,345
Land Securities Group PLC	6,288	77,748
Legal & General Group PLC	20,937	72,051
Lloyds Banking Group PLC	84,432	69,207
LondonMetric Property PLC	32,609	80,543
Merlin Entertainments PLC(2)	8,625	44,586
Micro Focus International PLC	4,372	71,340
Moneysupermarket.com Group PLC	6,528	26,906
National Grid PLC	28,400	303,396
NCC Group PLC	10,809	31,231
NEPI Rockcastle PLC	4,357	40,351
Next PLC	582	45,311
Paragon Banking Group PLC	4,937	32,229
Pearson PLC	3,036	36,772
Pennon Group PLC	7,712	76,101
Phoenix Group Holdings	2,631	23,759
Playtech PLC	4,633	32,676
QinetiQ Group PLC	8,311	29,540
Randgold Resources, Ltd.	329	24,360
Reckitt Benckiser Group PLC	1,112	99,135
RELX PLC	2,558	55,732
Rentokil Initial PLC	5,526	24,568
Rightmove PLC	860	54,942
Rio Tinto PLC	2,924	160,530
Rolls-Royce Holdings PLC	6,692	87,006
Royal Dutch Shell PLC, Class A	7,981	273,484
Royal Dutch Shell PLC, Class B	6,881	241,022
Royal Mail PLC	6,900	42,452
RPC Group PLC	3,999	42,751
RSA Insurance Group PLC	4,203	35,547
Sage Group PLC (The)	11,491	93,708
Segro PLC	8,635	75,266
Severn Trent PLC	3,397	86,217
Shaftesbury PLC	2,131	26,057
Sky PLC	2,246	44,874
Smith & Nephew PLC	3,742	64,789

Security	Shares	Value
St. James’s Place PLC	1,932	$30,569
Standard Life Aberdeen PLC	5,380	22,037
Stobart Group, Ltd.	10,700	33,003
TalkTalk Telecom Group PLC	20,733	31,214
Tate & Lyle PLC	7,007	57,310
Tritax Big Box REIT PLC	37,589	75,110
Unilever PLC	2,083	118,991
UNITE Group PLC (The)	2,424	27,826
United Utilities Group PLC	9,445	89,132
Victrex PLC	874	36,213
Vodafone Group PLC	146,200	357,161
WH Smith PLC	1,016	25,652
William Hill PLC	6,621	25,843
WPP PLC	4,460	69,763

		$6,441,396

Total Common Stocks (identified cost $64,815,553)		$72,471,235

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(4)	100,530	$100,530

Total Short-Term Investments (identified cost $100,530)		$100,530

Total Investments — 98.9% (identified cost $64,916,083)		$72,571,765

Other Assets, Less Liabilities — 1.1%		$839,529

Net Assets — 100.0%		$73,411,294

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $1,667,824 or 2.3% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,709.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.2%	$28,058,657
Japanese Yen	13.1	9,596,698
British Pound Sterling	9.3	6,829,449
Swiss Franc	9.2	6,770,927
Australian Dollar	8.9	6,505,714
Swedish Krona	4.5	3,302,140
Hong Kong Dollar	4.0	2,953,125
United States Dollar	2.6	1,925,129
Norwegian Krone	2.2	1,602,439
Danish Krone	2.1	1,556,695
Singapore Dollar	1.9	1,407,806
Israeli Shekel	1.7	1,227,969
New Zealand Dollar	1.1	794,666
South African Rand	0.1	40,351

Total Investments	98.9%	$72,571,765

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.6%	$7,788,560
Industrials	10.6	7,775,399
Consumer Staples	10.4	7,649,900
Health Care	10.1	7,416,880
Consumer Discretionary	10.0	7,369,941
Materials	9.4	6,905,800
Information Technology	9.0	6,571,978
Real Estate	8.3	6,065,275
Telecommunication Services	7.5	5,512,038
Utilities	6.8	4,997,351
Energy	6.0	4,418,113
Short-Term Investments	0.2	100,530

Total Investments	98.9%	$72,571,765

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

Currency Abbreviations:

SGD	-	Singapore Dollar

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$447,627	$21,463,754		$11,692	$21,923,073
Developed Europe	967,999	47,907,748		—	48,875,747
Developed Middle East	444,446	1,227,969		—	1,672,415
Total Common Stocks	$1,860,072	$70,599,471	**	$11,692	$72,471,235
Warrants	$—	$0		$—	$0
Short-Term Investments	—	100,530		—	100,530
Total Investments	$1,860,072	$70,700,001		$11,692	$72,571,765

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018